Other disclosures - Risk Management and Principal Risks - Capital resources (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
CET1 capital
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital	£ 25,227	£ 22,080
T1 capital
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital	32,172	28,600
Total regulatory capital
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital	£ 37,493	£ 34,955